Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			6 Months Ended		12 Months Ended
	Jul. 02, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Deposit to trust account		$ 750,000,000		$ 750,000,000
Percentage of public shares required to repurchase if business combination is not completed within specified period			100.00%		100.00%
Balance in trust account			$ 750,089,714		$ 750,067,041
Accrued dividends			$ 3,758		$ 3,883		$ 0
Percentage of fair market value to that of balance in the trust account			80.00%		80.00%
Interest to pay dissolution expenses			$ 100,000		$ 100,000
Period from closing of public offering to complete business combination			24 months		24 months
Cash			$ 799,624		$ 383,246		$ 5,000
Common Class A [Member]
Organization And Business Operations [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01
Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Shares issued during the period,shares			75,000,000		75,000,000
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Organization And Business Operations [Line Items]
Common stock, par value		$ 0.01	0.01	$ 0.01
Common Class B [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001
Mirion Technologies And The Charter Parties [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Business combination consideration transferred			$ 1,700,000,000
Mirion Technologies And The Charter Parties [Member] | Pipe Investors [Member] | Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Business acquisition equity interest issued or issuable, number of shares			90,000,000
Business acquisition, equity interest issued or issuable value assigned			$ 900,000,000
Mirion Technologies And The Charter Parties [Member] | Minimum Cash Condition [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Cash			50,000,000
Mirion Technologies And The Charter Parties [Member] | Minimum Cash Condition [Member] | Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Payments to acquire businesses gross			$ 1,310,000,000
Mirion Technologies And The Charter Parties [Member] | Minimum Cash Condition [Member] | Common Class B [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.01
Asset Held in Trust [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Accrued dividends			$ 3,758		$ 3,883
IPO [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Shares issued during the period,shares	75,000,000
IPO [Member] | Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001
Underwriter Option [Member] | IPO [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Shares issued during the period,shares	5,000,000
Maximum [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Payment of deferred underwriting commissions			$ 5,000,001		$ 5,000,001
Minimum [Member] | Mirion Technologies And The Charter Parties [Member] | Minimum Cash Condition [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Payments to acquire businesses gross			$ 1,310,000,000
Minimum [Member] | Mirion Technologies And The Charter Parties [Member] | Minimum Cash Condition [Member] | Common Class A [Member] | GS Acquisition Holdings Corp II [Member]
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.01